Concentrations of Risk (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 SGD ($)
Concentration Risk [Line Items]
Deposit protection	$ 74,395			$ 100,000
Revenue	10,478,550	$ 8,570,070	$ 7,487,564
Accounts Receivable and Sale Type Lease Investments [Member]
Concentration Risk [Line Items]
Revenue	14,574
Singapore [Member]
Concentration Risk [Line Items]
Deposit protection	100,000
Cash balances	400,000
Revenue	5,228,044	$ 3,407,171	$ 3,486,682
Credit risk [Member] | Singapore [Member]
Concentration Risk [Line Items]
Deposit protection	$ 74,395
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable and Sale Type Lease Investments [Member]
Concentration Risk [Line Items]
Percentage of risk	23.50%	22.10%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable and Sale Type Lease Investments [Member]
Concentration Risk [Line Items]
Percentage of risk	23.50%	22.10%